PAYROLL AND RELATED BENEFITS (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Payroll And Related Benefits
Wages and salaries	R$ 5,073.0	R$ 4,550.2	R$ 4,496.1
Social security contributions	1,389.1	1,322.3	1,239.7
Other personnel costs	1,045.8	970.7	1,075.9
Increase in liabilities for defined benefit plans	165.7	145.6	157.8
Share-based payments	393.8	333.4	311.6
Contributions to defined contribution plans	99.2	91.3	82.0
Total	R$ 8,166.6	R$ 7,413.5	R$ 7,363.1